Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments

22.Share-based payments

As disclosed in Notes 1.f and 2.w, the Group grants a compensation plan based on Betterware’s shares to Executive Chairman and certain key Directors and executives. The plans were granted at the Board of Directors' Meeting on August 15, 2019, and modified July 30, 2020, in which it was established that to obtain the rights to the corresponding shares of the Group, there should be a performance metric based on EBITDA (Earnings before interest, taxes, depreciation and amortization) and their continuance at Betterware, which will be delivered based on the particular compensation plans of each individual.

The effects associated with the award of share-based payments were recognized in the consolidated and combined statement of income and other comprehensive income, with the corresponding effect in stockholders' equity. In May 2021, the conditions of the share-based compensation plan for the Executive Chairman of the Board were met, for which Betterware shares equivalent to 2% were delivered to Campalier.